CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ 31,960	$ 25,442	$ 32,767	$ 80,954
Unrealized loss on marketable securities	(281)	0	(281)	0
Total comprehensive loss	$ (32,241)	$ (25,442)	$ (33,048)	$ (80,954)